FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness		$ 1.7
Advance from the parent corporation	$ 21.6	16.9
Long-term debt	6,480.0	5,727.6	$ 5,899.4
Lease liabilities	210.1	203.2	170.5
Derivative financial instruments	(382.3)	(597.1)
Cash and cash equivalents	(65.1)	(137.3)	(14.0)	$ (21.0)
Net liabilities	6,264.3	5,215.0
Equity	$ 1,562.0	$ 1,420.4	$ 2,027.8	$ 1,406.4